Inventories (Tables)	9 Months Ended
Sep. 30, 2013
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following at September 30, 2013 and December 31, 2012, respectively (in thousands):

	September 30,	December 31,
	2013	2012
Finished goods	$39,472	$37,823
Work-in-process	2,376	3,809
Raw materials	37,936	26,363
	$79,784	$67,995